CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Revenue by geographic areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 263,492	$ 266,391	$ 282,756
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	81,622	94,707	132,134
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	44,181	39,381	34,586
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	107,520	97,122	73,921
Europe the Middle East and Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 30,169	$ 35,181	$ 42,115